Loss Per Share	12 Months Ended
Jun. 30, 2021
Disclosure of earnings per share [text block] [Abstract]
LOSS PER SHARE

18. LOSS PER SHARE

	Years Ended June 30,
	2021	2020	2019

Basic and diluted loss per share (cents per share)	(0.90)	(1.50)	(2.00)

Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share	1,696,576,324	894,872,224	615,772,236

The options and warrants in place do not have the effect of diluting the loss per share. Therefore, they have been excluded from the calculation of diluted loss per share. Please refer to Note 11 and Note 16 for options and warrants on issue which were assessed to be antidilutive.